Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Supplement [Text Block]	cik0000351601_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated November 1, 2011 to

PROSPECTUSES DATED MARCH 1, 2011

RUSSELL U.S. SMALL & MID CAP FUND: Effective January 1, 2012, the Russell U.S. Small & Mid Cap Fund will be renamed the Russell U.S. Small Cap Equity Fund. After such date, all references to the Russell U.S. Small & Mid Cap Fund in the Prospectuses listed above are changed to references to the Russell U.S. Small Cap Equity Fund.

RUSSELL U.S. SMALL & MID CAP FUND RISK/RETURN SUMMARY:

(i) PRINCIPAL INVESTMENT STRATEGIES CHANGE: The following information is added to the end of the discussion under the subheading "Principal Investment Strategies of the Fund" within "Investments, Risks and Performance" in the Risk/Return Summary section for the Russell U.S. Small & Mid Cap Fund in the Prospectuses listed above:

Effective January 1, 2012, the Fund's name will change to the Russell U.S. Small Cap Equity Fund and the following information will replace the previous paragraph:

The Fund invests primarily in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

(ii) PRINCIPAL RISKS: The following information is added to the end of the discussion under the sub-heading "Principal Risks of Investing in the Fund" within "Investments, Risks and Performance" in the Risk/Return Summary section for the Russell U.S. Small & Mid Cap Fund in the Prospectuses listed above:

Effective January 1, 2012, the following risk factor replaces the "Equity Securities" risk factor:

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.

Russell U.S. Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000351601_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated November 1, 2011 to

PROSPECTUSES DATED MARCH 1, 2011

RUSSELL U.S. SMALL & MID CAP FUND: Effective January 1, 2012, the Russell U.S. Small & Mid Cap Fund will be renamed the Russell U.S. Small Cap Equity Fund. After such date, all references to the Russell U.S. Small & Mid Cap Fund in the Prospectuses listed above are changed to references to the Russell U.S. Small Cap Equity Fund.

RUSSELL U.S. SMALL & MID CAP FUND RISK/RETURN SUMMARY:

(i) PRINCIPAL INVESTMENT STRATEGIES CHANGE: The following information is added to the end of the discussion under the subheading "Principal Investment Strategies of the Fund" within "Investments, Risks and Performance" in the Risk/Return Summary section for the Russell U.S. Small & Mid Cap Fund in the Prospectuses listed above:

Effective January 1, 2012, the Fund's name will change to the Russell U.S. Small Cap Equity Fund and the following information will replace the previous paragraph:

The Fund invests primarily in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

(ii) PRINCIPAL RISKS: The following information is added to the end of the discussion under the sub-heading "Principal Risks of Investing in the Fund" within "Investments, Risks and Performance" in the Risk/Return Summary section for the Russell U.S. Small & Mid Cap Fund in the Prospectuses listed above:

Effective January 1, 2012, the following risk factor replaces the "Equity Securities" risk factor:

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.